BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS

January 31, 2021 (unaudited)

Shares		Value
	COMMON STOCK (99.8%) CANADA (5.2%) CONSUMER CYCLICAL
65,929	Alimentation Couche-Tard, Inc. (Class B)	$2,012,705
	FINANCIALS
6,911	Intact Financial Corp.	762,780
	Total Canada	2,775,485

	FINLAND (1.3%) INDUSTRIALS
8,435	Kone Oyj (Class B)	663,079
	Total Finland	663,079

	FRANCE (4.0%) CONSUMER NON-CYCLICAL
79,417	Bureau Veritas S.A	2,088,267
	Total France	2,088,267

	GERMANY (8.8%) BASIC MATERIALS
43,957	Fuchs Petrolub SE	1,961,032
	FINANCIALS
9,277	Deutsche Boerse AG	1,495,298
	TECHNOLOGY
9,726	SAP SE	1,238,056
	Total Germany	4,694,386

	IRELAND (4.2%) BASIC MATERIALS
9,091	Linde, Plc	2,230,931
	Total Ireland	2,230,931

	JAPAN (2.7%) CONSUMER NON-CYCLICAL
21,742	Shiseido Co., Ltd.	1,427,993
	Total Japan	1,427,993

	NETHERLANDS (5.0%) CONSUMER NON-CYCLICAL
113,093	Davide Campari-Milano NV	1,217,302
16,459	Heineken Holding NV	1,443,825

	Total Netherlands	2,661,127

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Shares		Value
	COMMON STOCK (continued) SWEDEN (2.1%) INDUSTRIALS
45,423	Assa Abloy AB (Class B)	$1,127,240
	Total Sweden	1,127,240

	SWITZERLAND (9.8%) CONSUMER NON-CYCLICAL
34,027	Alcon, Inc.[1]	2,440,762
11,309	Nestle S.A	1,266,980
16,098	Novartis AG	1,456,229
	Total Switzerland	5,163,971

	UNITED KINGDOM (11.0%) CONSUMER CYCLICAL
26,643	InterContinental Hotels Group, Plc.[1]	1,647,055
	CONSUMER NON-CYCLICAL
64,001	Diageo, Plc	2,586,987
18,622	Reckitt Benckiser Group, Plc	1,584,066
		4,171,053
	Total United Kingdom	5,818,108

	UNITED STATES (45.7%) BASIC MATERIALS
6,171	Celanese Corp. (Series A)	753,788
1,514	Sherwin-Williams Co.	1,047,385
		1,801,173
	COMMUNICATIONS
1,808	Alphabet, Inc. (Class C)[1]	3,319,018
571	Amazon.com, Inc.[1]	1,830,740
508	Booking Holdings, Inc.[1]	987,720
		6,137,478
	CONSUMER CYCLICAL
23,131	Copart, Inc.[1]	2,538,627
4,095	Costco Wholesale Corp.	1,443,201
11,981	NIKE, Inc. (Class B)	1,600,542
11,671	Starbucks Corp.	1,129,870
		6,712,240
	CONSUMER NON-CYCLICAL
5,468	FleetCor Technologies, Inc.[1]	1,327,357
20,880	Henry Schein, Inc.[1]	1,374,948
15,542	Zoetis, Inc. (Class A)	2,397,353
		5,099,658

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Shares			Value
	COMMON STOCK (continued) UNITED STATES (continued) FINANCIALS
7,284	Mastercard, Inc. (Class A)		$2,303,856
5,316	Visa, Inc. (Class A)		1,027,317
			3,331,173
	INDUSTRIALS
15,742	Graco, Inc.		1,085,253

	Total United States		24,166,975
	Total Common Stock (Cost $36,423,332)		52,817,562

TOTAL INVESTMENTS (Cost $36,423,332)[2]		99.8%	$52,817,562
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		0.2%	101,153
NET ASSETS		100.00%	$52,918,715

__________

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $36,423,332, the aggregate gross unrealized appreciation is $16,702,040 and the aggregate gross unrealized depreciation is $307,810, resulting in net unrealized appreciation of $16,394,230.

The BBH Global Core Select Fund’s (the “Fund”) country diversification is based on the respective security’s country of incorporation.

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2021
Common Stock:
Basic Materials	$4,032,104	$1,961,032	$–	$5,993,136
Communications	6,137,478	–	–	6,137,478
Consumer Cyclical	6,712,240	3,659,760	–	10,372,000
Consumer Non-Cyclical	5,099,658	15,512,411	–	20,612,069
Financials	3,331,173	2,258,078	–	5,589,251
Industrials	1,085,253	1,790,319	–	2,875,572
Technology	–	1,238,056	–	1,238,056
Investments, at value	$26,397,906	$26,419,656	$–	$52,817,562

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. located at 1290 Broadway, Suite 1000, Denver, C0 80203.